Transactions with Related Parties	6 Months Ended
Jun. 30, 2017
Transactions With Related Parties [Abstract]
Transactions with Related Parties

4. Transactions with Related Parties

  Altair Travel Agency S.A (“Altair”): Effective March 1, 2013 the Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company's CEO and Chairman of the Board. Travel expenses payable to Altair for the six months ended June 30, 2017 and 2016, were $339 and $504 respectively, and are included in Operating expenses, in General and administrative expenses and in Gain / (Loss) on vessel's sale in the accompanying unaudited interim consolidated financial statements. As at June 30, 2017 and December 31, 2016, an amount of $25 and $3, respectively, was payable to Altair and is included in Due to related parties, current in the accompanying consolidated balance sheets.

  Steamship Shipbroking Enterprises Inc. (“Steamship Shipbroking”): Steamship Shipbroking (former “Diana Enterprises Inc.”), a company controlled by the Company's CEO and Chairman of the Board, provides brokerage services to DCI, pursuant to a Brokerage Services Agreement for a fixed fee. For the six months ended June 30, 2017 and 2016, total brokerage fees and bonuses to Steamship Shipbroking amounted to $840 and $1,025 respectively, and are included in General and administrative expenses in the accompanying unaudited interim consolidated statements of operations. As at June 30, 2017 and December 31, 2016, there was no amount due from or due to Steamship Shipbroking.

  Diana Shipping Inc. (“DSI”): The amounts of related party loans shown in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2017	Current	Non-current	December 31, 2016	Current	Non-current

Diana Shipping Inc - Term Loan	$82,617	$82,617	$-	$45,417	$-	$45,417
plus other fees payable to the lenders	9	9	-	200	-	200
less unamortized deferred financing costs	(173)	(173)	-	-	-	-
Related party financing, net of unamortized deferred financing costs	$82,453	$82,453	$-	$45,617	$-	$45,617

On May 20, 2013, the Company, through its subsidiary Eluk Shipping Company Inc., entered into an unsecured loan agreement of up to $50,000 with Diana Shipping Inc., to be used to fund vessel acquisitions and for general corporate purposes. The loan was guaranteed by the Company and, until the amendments discussed below, it bore interest at a rate of LIBOR plus a margin of 5.0% per annum and a fee of 1.25% per annum (“back-end fee”) on any amounts repaid upon any repayment or voluntary prepayment dates. In August 2013, the full amount was drawn down under the loan agreement which was repayable on August 20, 2017.

On September 9, 2015, and in relation with The Royal Bank of Scotland plc (“RBS”) refinance discussed in Note 6, the loan agreement with DSI was amended. The maturity of the loan agreement was extended until March 15, 2022, provided for annual repayments of $5,000, plus a balloon instalment at the final maturity date, and bore interest at LIBOR plus margin of 3.0% per annum. The Company also agreed to pay at the date of the amendment the accumulated back-end fee, amounting to $1,302, and that no additional back-end fee would be charged thereafter. Furthermore, the Company agreed to pay at the final maturity date a flat fee of $200. Furthermore, on September 12, 2016 and in relation with the RBS amended loan agreement discussed in Note 6, the loan agreement with DSI was amended again. The loan was undertaken by Kapa Shipping Company Inc. and its repayment was immediately suspended and would not recommence until the later of: (i) September 15, 2018 and (ii) until the deferred tranche of the RBS supplemental agreement would be fully repaid on June 15, 2021 or prepaid. Finally, the margin has been revised to 3.35% per annum until December 31, 2018, thereafter reverting to 3.0% per annum until maturity.

On May 30, 2017, the Company issued 100 shares of its newly-designated Series C Preferred Stock, par value $0.01 per share, to DSI, in exchange for a reduction of $3,000 in the principal amount of the Company's outstanding loan, thus leaving an outstanding principal balance of $42,417 (Note 8).

On June 30, 2017, the Company refinanced its existing unsecured loan facility with DSI. The principal amount of the new secured loan is $82,617 and includes the $42,417 outstanding principal balance as of June 30,2017, increased by the flat fee of $200 which was payable at maturity, and an additional $40,000, which was drawn to partially repay Company's existing loan with RBS (Note 6). The new DSI loan matures on December 31, 2018, however the lenders have the option to request for full repayment after twelve months from the initial drawing and thus the Company has classified the outstanding principal balance of June 30, 2017 in current liabilities, in Related party financing, net of unamortized deferred financing costs in the accompanying consolidated balance sheets. The loan also provides for an additional $5,000 interest-bearing “discount premium”, which is payable at maturity, but will be permanently waived and cancelled, in case the lenders exercise their option for full repayment within twelve months from drawing, subject to the terms of the intercreditor agreement with Addiewell Ltd (Note 6). The discount premium is recognized in Interest and Finance costs throughout the life of the loan and in Related party financing, net of unamortized deferred financing costs. Moreover, the specific loan is subordinated to the Addiewell loan (Note 6), is secured by second priority mortgages over the Company's eleven containerships, bears interest at the rate of 6% per annum for the first twelve months scaled to 9% for the next three months and further scaled to 12% for the remaining three months until maturity, and includes financial and other covenants which stipulate the repayment with proceeds from the sale of assets of the Company, proceeds from the issuance of new equity and proceeds from the exercise of existing warrants to purchase the Company's Series B Convertible Preferred Shares (Note 8).

For the six months ended June 30, 2017 and 2016, total interest expense and the discount premium amortization incurred under the loan agreements with DSI amounted to $977 and $822, respectively, and is included in Interest and finance costs in the accompanying unaudited interim consolidated statements of operations. As at December 31, 2016, the flat fee of $200 is included in Related party financing, non-current, in the accompanying consolidated balance sheets. Accrued interest as of June 30, 2017 and December 31, 2016 amounted to $110 and $102, respectively, and is included in Due to related parties, current in the accompanying consolidated balance sheets.